FAIR VALUE MEASUREMENT (Details) (10-K) (USD $)	3 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of convertible debt's excess value over carrying value	$ 2,600,000			$ 2,600,000				$ 2,500,000
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	394,000	[1],[2]		394,000	[1],[2]			1,058,000	[1],[2]
Impairment Losses	0		0	300,000	[1]	1,069,000		1,069,000	[1]	906,000
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period								(6,719,000)		(1,296,000)		(1,628,000)
Total Realized and Unrealized Gains (Losses)								5,420,000	[3]	332,000	[3]
Issuance of New Instruments								(11,449,000)		0
Net Transfers (Into) Out of Level 3								606,000	[4],[5]	0
Fair Value, at End of Period								(6,719,000)		(1,296,000)		(1,628,000)
Change in Unrealized Gains (Losses) on Instruments Still Held								5,692,000		332,000
Derivative warrant liability [Member]
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period								(4,520,000)		(1,296,000)		(1,628,000)
Total Realized and Unrealized Gains (Losses)								3,048,000	[3]	332,000	[3]
Issuance of New Instruments								(6,983,000)		0
Net Transfers (Into) Out of Level 3								711,000	[4]	0
Fair Value, at End of Period								(4,520,000)		(1,296,000)		(1,628,000)
Change in Unrealized Gains (Losses) on Instruments Still Held								3,320,000		332,000
Derivative conversion liability [Member]
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period								(2,199,000)		0
Total Realized and Unrealized Gains (Losses)								2,372,000	[3]
Issuance of New Instruments								(4,466,000)
Net Transfers (Into) Out of Level 3								(105,000)	[5]
Fair Value, at End of Period								(2,199,000)		0
Change in Unrealized Gains (Losses) on Instruments Still Held								2,372,000
Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	(9,701,000)			(9,701,000)				(6,719,000)		(1,296,000)
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	(9,701,000)		(8,131,000)	(9,701,000)		(8,131,000)		(6,719,000)		(1,296,000)
Total Realized and Unrealized Gains (Losses)				(1,918,000)	[3]	4,008,000	[3]
Issuance of New Instruments				1,163,000		11,449,000
Net Transfers (Into) Out of Level 3				(99,000)		(606,000)
Fair Value, at End of Period	(9,701,000)		(8,131,000)	(9,701,000)		(8,131,000)		(6,719,000)		(1,296,000)
Change in Unrealized Gains (Losses) on Instruments Still Held				(2,309,000)		4,280,000
Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net								1,058,000	[6]
Impairment Losses								1,069,000	[6]
Level 1 [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	0	[1],[2]		0	[1],[2]			0	[1],[2]
Level 1 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	0			0				0		0
Level 1 [Member] | Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net								0	[6]
Level 2 [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	0	[1],[2]		0	[1],[2]			0	[1],[2]
Level 2 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	0			0				0		0
Level 2 [Member] | Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net								0	[6]
Level 3 [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	394,000	[1],[2]		394,000	[1],[2]			1,058,000	[1],[2]
Level 3 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	(9,701,000)			(9,701,000)				(6,719,000)		(1,296,000)
Level 3 [Member] | Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net								1,058,000	[6]
Derivative warrant liability [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	(6,508,000)	[7],[8]		(6,508,000)	[7],[8]			(4,520,000)	[7],[8],[9]	(1,296,000)	[9]
Fair value assumptions [Abstract]
Expected volatility (in hundredths)				90.00%				93.00%		84.00%
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	(6,508,000)		(6,426,000)	(6,508,000)		(6,426,000)		(4,520,000)		(1,296,000)
Total Realized and Unrealized Gains (Losses)				(1,413,000)	[3]	1,142,000	[3]
Issuance of New Instruments				575,000		6,983,000
Net Transfers (Into) Out of Level 3				0		(711,000)	[10]
Fair Value, at End of Period	(6,508,000)		(6,426,000)	(6,508,000)		(6,426,000)		(4,520,000)		(1,296,000)
Change in Unrealized Gains (Losses) on Instruments Still Held				(1,413,000)		1,414,000
Derivative warrant liability [Member] | Recurring [Member] | Minimum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)				0.00%				0.10%		0.10%
Derivative warrant liability [Member] | Recurring [Member] | Maximum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)				1.40%				0.70%		0.80%
Derivative warrant liability [Member] | Recurring [Member] | Weighted Average [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)				1.00%				0.60%		0.20%
Derivative warrant liability [Member] | Level 1 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	0	[7],[8]		0	[7],[8]			0	[7],[8],[9]	0	[9]
Derivative warrant liability [Member] | Level 2 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	0	[7],[8]		0	[7],[8]			0	[7],[8],[9]	0	[9]
Derivative warrant liability [Member] | Level 3 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	(6,508,000)	[7],[8]		(6,508,000)	[7],[8]			(4,520,000)	[7],[8],[9]	(1,296,000)	[9]
Derivative conversion liability [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	(3,193,000)	[11],[12]		(3,193,000)	[11],[12]			(2,199,000)	[11],[12],[13]
Fair value assumptions [Abstract]
Expected volatility (in hundredths)				90.00%				93.00%
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	(3,193,000)		(1,705,000)	(3,193,000)		(1,705,000)		(2,199,000)		0
Total Realized and Unrealized Gains (Losses)				(505,000)	[3]	2,866,000	[3]
Issuance of New Instruments				588,000		4,466,000
Net Transfers (Into) Out of Level 3				(99,000)	[10]	105,000
Fair Value, at End of Period	(3,193,000)		(1,705,000)	(3,193,000)		(1,705,000)		(2,199,000)		0
Change in Unrealized Gains (Losses) on Instruments Still Held				(896,000)		2,866,000
Derivative conversion liability [Member] | Recurring [Member] | Minimum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)				0.00%				0.20%
Derivative conversion liability [Member] | Recurring [Member] | Maximum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)				0.60%				0.30%
Derivative conversion liability [Member] | Recurring [Member] | Weighted Average [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)				0.40%				0.30%
Derivative conversion liability [Member] | Level 1 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	0	[11],[12]		0	[11],[12]			0	[11],[12],[13]
Derivative conversion liability [Member] | Level 2 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	0	[11],[12]		0	[11],[12]			0	[11],[12],[13]
Derivative conversion liability [Member] | Level 3 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	$ (3,193,000)	[11],[12]		$ (3,193,000)	[11],[12]			$ (2,199,000)	[11],[12],[13]

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.
[2]	During the first quarter of 2013, machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.
[3]	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.
[4]	Represents transfers to equity as a result of a holder exercising a warrant.
[5]	Represents an adjustment to loss on extinguishment as a result of issuing the replacement senior convertible debenture.
[6]	During 2012, machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.
[7]	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow. September 30, 2013 December 31, 2012 Risk-free interest rate 0.0% - 1.4% 0.1% - 0.7% (1.0% weighted average) (0.6% weighted average) Expected volatility 90% 93%
[8]	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.
[9]	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow. December 31, 2012 December 31, 2011 Risk-free interest rate 0.1% - 0.7% 0.1% - 0.8% (0.6% weighted average) (0.2% weighted average) Expected volatility 93% 84%
[10]	Represents transfers to equity as a result of the exercise of a warrant in 2012 and conversion of debt in 2013.
[11]	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.
[12]	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow. September 30, 2013 December 31, 2012 Risk-free interest rate 0.0-0.6% 0.2-0.3% (0.4% weighted average) (0.3% weighted average) Expected volatility 90% 93%
[13]	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow. December 31, 2012 Risk-free interest rate 0.2-0.3% (0.3% weighted average) Expected volatility 93%